Earnings Per Share - Additional Information (Detail) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings per share [abstract]
Number of employee outstanding share option, anti-dilutive	820,000	0	270,000